UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Core Bond Portfolio

(formerly, Investment Grade Income Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Core Bond Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 30.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.4%
CNH Industrial Capital, LLC, 3.875%, 11/1/15	$350	$353,500
Lorillard Tobacco Co., 7.00%, 8/4/41	444	577,668

		$931,168

Automotive — 1.2%
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	$820	$913,571
Ford Motor Co., 7.45%, 7/16/31	419	580,032
General Motors Co., 6.25%, 10/2/43	660	811,596
Nexteer Automotive Group, Ltd., 5.875%, 11/15/21(1)	600	618,000

		$2,923,199

Banks — 6.4%
Bank of America Corp., 3.30%, 1/11/23	$836	$847,767
Bank of America Corp., 4.20%, 8/26/24	650	673,249
Bank of America Corp., 5.65%, 5/1/18	727	806,888
Barclays PLC, 2.75%, 11/8/19	1,080	1,091,639
BPCE SA, 4.625%, 7/11/24(1)	475	488,340
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	651,333
Citigroup, Inc., 3.875%, 10/25/23	59	62,392
Citigroup, Inc., 4.30%, 11/20/26	629	652,057
Citigroup, Inc., 4.50%, 1/14/22	653	721,987
Citigroup, Inc., 6.625%, 6/15/32	155	193,853
Citizens Bank NA, 2.45%, 12/4/19	700	709,386
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	500	492,750
Discover Bank, 4.25%, 3/13/26	700	745,435
Fifth Third Bancorp, 4.30%, 1/16/24	540	578,648
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	600	701,017
KeyBank NA, 1.65%, 2/1/18	485	487,210
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	213,807
Morgan Stanley, 4.35%, 9/8/26	579	607,766
Morgan Stanley, 4.875%, 11/1/22	1,020	1,115,780
PNC Bank NA, 4.20%, 11/1/25	800	874,202
Rabobank Nederland, 4.625%, 12/1/23	600	649,796
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	523,801
Wells Fargo & Co., 3.45%, 2/13/23	564	577,681
Wells Fargo & Co., 4.10%, 6/3/26	364	384,045

		$14,850,829

Beverages — 0.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$625	$644,531

		$644,531

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 5/22/19	$418	$423,646
Amgen, Inc., 5.15%, 11/15/41	191	220,844

		$644,490

Building Materials — 0.2%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$524,702

		$524,702

Chemicals — 0.4%
LYB International Finance BV, 4.00%, 7/15/23	$550	$584,451
Mosaic Co., 4.25%, 11/15/23	350	373,939

		$958,390

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 0.2%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$438,406

		$438,406

Computers — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	$178	$199,086

		$199,086

Consumer Services — 0.3%
Western Union Co. (The), 6.20%, 11/17/36	$652	$691,949

		$691,949

Diversified Financial Services — 2.4%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$633,266
Ally Financial, Inc., 3.25%, 9/29/17	878	874,163
American Express Co., 3.625%, 12/5/24	650	668,875
General Electric Capital Corp., 5.30%, 2/11/21	1,009	1,166,417
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	135,300
JPMorgan Chase & Co., 3.875%, 9/10/24	578	593,665
JPMorgan Chase & Co., 5.625%, 8/16/43	160	192,674
Navient Corp., 5.00%, 10/26/20	725	713,219
Synchrony Financial, 3.75%, 8/15/21	561	582,202

		$5,559,781

Diversified Manufacturing — 0.5%
Joy Global, Inc., 5.125%, 10/15/21	$502	$560,993
Tyco Electronics Group SA, 6.55%, 10/1/17	451	505,830

		$1,066,823

Educational Services — 0.3%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$669,309

		$669,309

Electric Utilities — 2.3%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$836	$907,060
E.CL SA, 4.50%, 1/29/25(1)	500	518,489
Enel Finance International NV, 6.00%, 10/7/39(1)	502	611,595
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	619,538
Georgia Power Co., 4.30%, 3/15/42	628	682,585
ITC Holdings Corp., 4.05%, 7/1/23	310	329,760
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	466	502,824
Trans-Allegheny Interstate Line Co, 3.85%, 6/1/25(1)	620	648,968
Trimble Navigation, Ltd., 4.75%, 12/1/24	430	454,225

		$5,275,044

Electrical and Electronic Equipment — 0.3%
Ingram Micro, Inc., 4.95%, 12/15/24	$718	$745,181

		$745,181

Energy — 0.4%
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)	$344	$268,323
Total Capital International SA, 2.70%, 1/25/23	660	658,869

		$927,192

Financial Services — 0.4%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$370	$378,822
Janus Capital Group, Inc., 6.70%, 6/15/17	437	480,554

		$859,376

Foods — 0.1%
Gruma SAB de CV, 4.875%, 12/1/24(1)	$200	$211,750

		$211,750

Security	Principal Amount (000’s omitted)	Value
Health Services — 1.3%
Dignity Health, 3.812%, 11/1/24	$761	$799,838
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	585	637,942
Laboratory Corp. of America Holdings, 2.625%, 2/1/20	285	287,108
Tenet Healthcare Corp., 4.75%, 6/1/20	630	641,617
UnitedHealth Group, Inc., 2.875%, 12/15/21	652	669,937

		$3,036,442

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 14, Ltd., 1.625%, 10/31/17(1)	$500	$498,162

		$498,162

Home Construction — 0.6%
MDC Holdings, Inc., 5.625%, 2/1/20	$380	$406,600
MDC Holdings, Inc., 6.00%, 1/15/43	512	436,480
Toll Brothers Finance Corp., 4.375%, 4/15/23(3)	655	664,825

		$1,507,905

Insurance — 1.3%
Aflac, Inc., 4.00%, 2/15/22	$260	$282,365
Aflac, Inc., 6.45%, 8/15/40	310	410,965
American International Group, Inc., 5.85%, 1/16/18	535	598,057
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	446,215
Principal Financial Group, Inc., 6.05%, 10/15/36	185	235,863
Prudential Financial, Inc., 6.00%, 12/1/17	310	346,209
Willis Group Holdings PLC, 4.125%, 3/15/16	265	271,940
XLIT, Ltd., 5.75%, 10/1/21	444	523,738

		$3,115,352

Internet Software & Services — 0.6%
Netflix, Inc., 5.75%, 3/1/24	$685	$701,269
Seagate HDD Cayman, 3.75%, 11/15/18	700	730,140

		$1,431,409

Lodging and Gaming — 0.3%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18	$675	$696,938

		$696,938

Machinery — 0.3%
Timken Co. (The), 3.875%, 9/1/24(1)	$690	$703,919

		$703,919

Mining — 0.8%
Barrick Gold Corp., 3.85%, 4/1/22	$176	$172,363
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	418,641
Glencore Canada Corp., 6.20%, 6/15/35	175	188,634
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	471,266
Teck Resources, Ltd., 5.20%, 3/1/42	612	542,346

		$1,793,250

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc., 5.50%, 9/15/18(1)(3)	$585	$585,000
Trinity Industries, Inc., 4.55%, 10/1/24	438	441,164

		$1,026,164

Oil and Gas-Equipment and Services — 2.6%
Anadarko Petroleum Corp., 6.95%, 6/15/19	$555	$655,385
Concho Resources, Inc., 5.50%, 10/1/22	615	622,687
Ecopetrol SA, 5.875%, 5/28/45	545	513,662
Empresa Nacional del Petroleo, 4.375%, 10/30/24(1)	500	509,819
Noble Energy, Inc., 3.90%, 11/15/24	549	559,613

Security	Principal Amount (000’s omitted)	Value
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)(3)	$500	$295,350
Petrobras Global Finance BV, 3.50%, 2/6/17	709	665,290
Petroleos Mexicanos, 6.50%, 6/2/41	177	201,338
Pioneer Natural Resources Co., 7.50%, 1/15/20	452	537,314
Rowan Cos., Inc., 4.75%, 1/15/24(3)	496	470,200
Rowan Cos., Inc., 5.40%, 12/1/42	200	164,588
Rowan Cos., Inc., 5.85%, 1/15/44	245	211,822
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	680	674,050

		$6,081,118

Pharmaceuticals — 0.4%
Actavis Funding SCS, 3.00%, 3/12/20	$380	$389,735
Actavis Funding SCS, 4.55%, 3/15/35	447	467,474

		$857,209

Pipelines — 0.8%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$571,976
Energy Transfer Partners LP, 4.90%, 2/1/24	502	538,862
Plains All America Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19	650	653,768

		$1,764,606

Real Estate Investment Trusts (REITs) — 1.0%
CubeSmart LP, 4.80%, 7/15/22	$502	$555,357
DDR Corp., 4.625%, 7/15/22	538	579,771
Essex Portfolio LP, 3.25%, 5/1/23	700	700,274
Host Hotels & Resorts L.P., 4.75%, 3/1/23	510	550,553

		$2,385,955

Retail-Specialty and Apparel — 1.2%
AutoNation, Inc., 5.50%, 2/1/20	$719	$791,052
Family Tree Escrow, LLC, 5.25%, 3/1/20(1)	645	678,862
Gap, Inc. (The), 5.95%, 4/12/21	853	979,951
Ross Stores, Inc., 3.375%, 9/15/24(3)	300	307,908

		$2,757,773

Software — 0.3%
Oracle Corp., 4.50%, 7/8/44	$620	$692,851

		$692,851

Technology — 0.2%
KLA-Tencor Corp., 4.65%, 11/1/24	$361	$379,851

		$379,851

Telecommunications — 1.2%
Axtel SAB de CV, 9.00%, 1/31/20(1)	$600	$539,220
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	635	660,559
Oi SA, 5.75%, 2/10/22(1)(3)	750	621,375
Telecom Italia Capital SA, 7.721%, 6/4/38	470	551,075
Verizon Communications, Inc., 6.55%, 9/15/43	310	403,119

		$2,775,348

Total Corporate Bonds & Notes (identified cost $67,459,604)		$69,625,458

Agency Mortgage-Backed Securities — 22.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$892	$940,482
Gold Pool #C09031, 2.50%, 2/1/43	697	689,322

Security	Principal Amount (000’s omitted)	Value
Gold Pool #C09032, 3.50%, 2/1/43	$1,007	$1,056,826
Gold Pool #G08596, 4.50%, 7/1/44	1,636	1,785,047
Gold Pool #G18176, 5.00%, 4/1/22	128	138,767
Gold Pool #G18472, 2.50%, 7/1/28	233	239,892
Gold Pool #G18514, 3.00%, 6/1/29	90	94,364
Pool #A97620, 4.50%, 3/1/41	847	925,794
Pool #C03490, 4.50%, 8/1/40	1,481	1,617,470
Pool #C03517, 4.50%, 9/1/40	739	807,525
Pool #C09013, 3.00%, 9/1/42	987	1,010,122
Pool #E03124, 3.00%, 4/1/27	1,525	1,602,838
Pool #G04913, 5.00%, 3/1/38	1,762	1,959,710
Pool #G05958, 5.00%, 8/1/40	398	442,727
Pool #G06091, 5.50%, 5/1/40	353	396,430
Pool #G07527, 3.00%, 10/1/43	531	543,051
Pool #G07589, 5.50%, 6/1/41	1,757	1,973,007
Pool #G08348, 5.00%, 6/1/39	337	374,121
Pool #G18309, 4.50%, 5/1/24	276	295,926
Pool #G18441, 2.50%, 8/1/27	345	355,644
Pool #G18544, 2.50%, 3/1/30	906	930,008
Pool #Q00285, 4.50%, 4/1/41	1,062	1,161,858

		$19,340,931

Federal National Mortgage Association:
30-Year, 3.50%, TBA(4)	$6,900	$7,249,852
30-Year, 4.00%, TBA(4)	7,000	7,485,744
Pool #735415, 6.50%, 12/1/32	458	535,848
Pool #889982, 5.50%, 11/1/38	142	160,394
Pool #890397, 3.50%, 12/1/26	107	113,455
Pool #890427, 3.50%, 4/1/42	1,827	1,928,673
Pool #929009, 6.00%, 1/1/38	426	486,152
Pool #995203, 5.00%, 7/1/35	48	53,384
Pool #AB1776, 3.50%, 11/1/25	865	921,381
Pool #AB4827, 3.50%, 4/1/42	543	571,508
Pool #AC8540, 4.50%, 12/1/24	212	227,358
Pool #AE0481, 5.00%, 9/1/40	707	787,275
Pool #AE0949, 4.00%, 2/1/41	585	627,504
Pool #AE0971, 4.00%, 5/1/25	133	141,671
Pool #AE7535, 4.00%, 10/1/40	515	551,952
Pool #AE7758, 3.50%, 11/1/25	331	351,880
Pool #AE9757, 4.00%, 12/1/40	114	121,885
Pool #AH0944, 4.00%, 12/1/40	1,314	1,416,035
Pool #AH1559, 4.00%, 12/1/40	224	240,081
Pool #AH3804, 4.00%, 2/1/41	1,041	1,116,826
Pool #AH6827, 4.00%, 3/1/26	570	610,678
Pool #AH9055, 4.50%, 4/1/41	817	894,146
Pool #AK3264, 3.00%, 2/1/27	387	407,063
Pool #AK6759, 3.50%, 3/1/42	1,749	1,842,969
Pool #AL2551, 3.50%, 10/1/42	410	434,084
Pool #MA1003, 3.50%, 3/1/42	1,039	1,094,847
Pool #MA1060, 2.50%, 5/1/27	1,218	1,256,859
Pool #MA1438, 2.50%, 5/1/28	1,224	1,261,760

		$32,891,264

Government National Mortgage Association
Pool #781412, 6.50%, 2/15/17	$41	$42,663

		$42,663

Total Agency Mortgage-Backed Securities (identified cost $51,275,090)		$52,274,858

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, Series 2005-58, Class MA,
5.50%, 7/25/35	$831	$936,443

Total Collateralized Mortgage Obligations (identified cost $924,479)		$936,443

Commercial Mortgage-Backed Securities — 6.9%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A,
2.40%, 11/15/25(1)	$72	$71,911
BACM, Series 2006-3, Class A4,
5.889%, 7/10/44(6)	413	431,171
BACM, Series 2006-5, Class AM,
5.448%, 9/10/47	130	136,577
BSCMS, Series 2005-PW10, Class A4,
5.405%, 12/11/40(6)	39	39,157
BSCMS, Series 2006-PW14, Class A4,
5.201%, 12/11/38	400	421,373
CDCMT, Series 2006-CD3, Class A5,
5.617%, 10/15/48	504	526,763
CGCMT, Series 2012-GC8, Class A2,
1.813%, 9/10/45	400	404,482
COMM, Series 2006-C7, Class AM,
5.776%, 6/10/46(6)	400	419,923
COMM, Series 2006-C8, Class A4,
5.306%, 12/10/46	483	508,719
COMM, Series 2012-CR2, Class AM,
3.791%, 8/15/45	165	177,613
COMM, Series 2013-CR11, Class C,
5.171%, 10/10/46(1)(6)	500	559,074
COMM, Series 2014-CR20, Class D,
3.222%, 11/10/47(1)	700	591,338
COMM, Series 2014-LC17, Class D,
3.687%, 10/10/47(1)	325	285,937
COMM, Series 2014-UBS2, Class A2,
2.82%, 3/10/47	670	693,686
COMM, Series 2015-LC19, Class C,
4.264%, 2/10/48(6)	700	727,527
CSMC, Series 2006-C4, Class A3,
5.467%, 9/15/39	371	387,535
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(1)	531	540,275
ESA, Series 2013-ESH7, Class D7,
5.053%, 12/5/31(1)(6)	750	782,076
HILT, Series 2013-HLT, Class DFX,
4.407%, 11/5/30(1)	300	309,543
JPMBB, Series 2014-C22, Class D,
4.562%, 9/15/47(1)(6)	500	477,543
JPMBB, Series 2014-C23, Class D,
3.961%, 9/15/47(1)(6)	250	229,707
JPMCC, Series 2006-CB16, Class A4,
5.552%, 5/12/45	407	422,652
JPMCC, Series 2006-LDP7, Class A4,
5.841%, 4/15/45(6)	225	232,639

Security	Principal Amount (000’s omitted)	Value
JPMCC, Series 2006-LDP8, Class A4,
5.399%, 5/15/45	$362	$377,432
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/15/46(1)	451	463,626
JPMCC, Series 2013-LC11, Class AS,
3.216%, 4/15/46	220	226,515
MLCFC, Series 2006-4, Class A3,
5.172%, 12/12/49	282	296,428
Motel 6, Series 2015-MTL6, Class D,
4.532%, 2/5/30(1)	1,000	1,014,445
MSC, Series 2006-IQ12, Class A4,
5.332%, 12/15/43	462	486,006
MSC, Series 2007-IQ15, Class A4,
5.909%, 6/11/49(6)	883	959,886
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	211	211,884
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	48	48,084
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	188	190,936
UBSCM, Series 2012-C1, Class D,
5.543%, 5/10/45(1)(6)	850	897,976
WBCMT, Series 2006-C28, Class AM,
5.603%, 10/15/48(6)	260	275,670
WBCMT, Series 2006-C29, Class A4,
5.308%, 11/15/48	486	510,539
WFCM, Series 2010-C1, Class C,
5.584%, 11/15/43(1)(6)	500	563,964
WF-RBS, Series 2013-C13, Class AS,
3.345%, 5/15/45	80	83,218

Total Commercial Mortgage-Backed Securities (identified cost $15,694,375)		$15,983,830

Asset-Backed Securities — 12.1%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.8%
CNH, Series 2014-C, Class A2,
0.63%, 12/15/17	$2,000	$2,000,490

		$2,000,490

Automotive — 6.7%
AESOP, Series 2010-3A, Class B,
6.74%, 5/20/16(1)	$283	$284,648
AESOP, Series 2013-2A, Class B,
3.66%, 2/20/20(1)	450	452,150
AESOP, Series 2014-1A, Class A,
2.46%, 7/20/20(1)	920	932,235
AESOP, Series 2014-1A, Class B,
2.96%, 7/20/20(1)	265	257,838
AMCAR, Series 2013-5, Class B,
1.52%, 1/8/19	353	354,159
BMWOT, Series 2014-A, Class A2,
0.53%, 4/25/17	1,000	1,000,215
CARMX, Series 2013-1, Class A3,
0.60%, 10/16/17	160	159,987

Security	Principal Amount (000’s omitted)	Value
CRART, Series 2013-2, Class A2,
1.23%, 3/15/19	$421	$422,374
EFF, Series 2014-1, Class A3,
1.38%, 9/20/19(1)	500	500,982
FITAT, Series 2014-1, Class A4,
1.14%, 10/15/20	365	365,495
FORDF, Series 2014-1, Class B,
1.40%, 2/15/19	740	743,094
FORDR, Series 2014-1, Class A,
2.26%, 11/15/25(1)	475	484,246
GMALT, Series 2014-2A, Class A2,
0.73%, 2/20/17(1)	1,904	1,903,449
HAROT, Series 2014-2, Class A4,
1.18%, 5/18/20	570	570,443
MBALT, Series 2013-B, Class A3,
0.62%, 7/15/16	891	891,506
NALT, Series 2014-B, Class A2A,
0.73%, 4/17/17	1,000	1,000,749
SDART, Series 2013-5, Class B,
1.55%, 10/15/18	885	888,972
SDART, Series 2014-4, Class A2A,
0.67%, 1/16/18	1,808	1,806,546
SDART, Series 2015-1, Class B,
1.97%, 11/15/19	1,000	1,005,548
TAOT, Series 2014-C, Class A2,
0.51%, 2/15/17	1,000	1,000,019
VWMT, Series 2014-1A, Class A2,
1.40%, 7/22/19(1)	455	457,114

		$15,481,769

Lodging and Gaming — 0.3%
DROT, Series 2013-2, Class A,
2.27%, 5/20/26(1)	$235	$236,481
HGVT, Series 2014-AA, Class A,
1.77%, 11/25/26(1)	294	292,064
MVW Owner Trust, Series 2013-1A, Class A,
2.15%, 4/22/30(1)	132	132,418

		$660,963

Other — 2.9%
CHAIT, Series 2012-A8, Class A8,
0.54%, 10/16/17	$2,000	$2,000,226
DNKN, Series 2015-1A, Class A2I,
3.262%, 2/20/45(1)	530	535,587
GALC, Series 2014-1, Class A4,
1.47%, 8/15/20(1)	455	455,916
GEEMT, Series 2014-1, Class A2,
0.64%, 4/24/17	1,500	1,500,071
GEET, Series 2014-1, Class A4,
1.48%, 8/23/22	375	376,590
SCFT, Series 2014-AA, Class A,
2.70%, 5/25/23(1)	827	830,467
SRFC, Series 2014-1A, Class B,
2.42%, 3/20/30(1)	250	250,505
SRFC, Series 2015-1A, Class B,
3.05%, 3/22/32(1)	850	849,986

		$6,799,348

Security	Principal Amount (000’s omitted)	Value
Single Family Home Rental — 1.4%
AH4R, Series 2014-SFR1, Class C,
2.00%, 6/17/31(1)(7)	$550	$547,476
ARP, Series 2014-SFR1, Class C,
2.527%, 9/17/31(1)(7)	850	860,286
CAH, Series 2014-1A, Class C,
2.027%, 5/17/31(1)(7)	915	914,835
Invitation Homes Trust, Series 2013-SFR1, Class D,
2.40%, 12/17/30(1)(7)	350	350,374
Invitation Homes Trust, Series 2014-SFR1, Class D,
2.777%, 6/17/31(1)(7)	610	618,743

		$3,291,714

Total Asset-Backed Securities (identified cost $28,154,891)		$28,234,284

Foreign Government Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$538,687

		$538,687

Mexico — 0.2%
Government of Mexico, 3.60%, 1/30/25	$500	$515,625

		$515,625

Total Foreign Government Bonds (identified cost $1,007,803)		$1,054,312

Foreign Government Agency Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Sweden — 0.3%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	$600	$600,258

Total Foreign Government Agency Bonds (identified cost $597,132)		$600,258

U.S. Treasury Obligations — 31.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.625%, 2/15/44	$2,605	$3,187,666
U.S. Treasury Bond, 3.875%, 8/15/40	419	527,678
U.S. Treasury Bond, 4.50%, 2/15/36	1,556	2,120,535
U.S. Treasury Bond, 5.375%, 2/15/31	1,509	2,142,662
U.S. Treasury Bond, 6.375%, 8/15/27	195	286,559
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(8)	6,302	6,819,630
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	5,239	6,361,499
U.S. Treasury Note, 1.50%, 5/31/19	6,500	6,569,569

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.75%, 2/28/22	$2,500	$2,507,423
U.S. Treasury Note, 2.00%, 4/30/16	6,440	6,555,720
U.S. Treasury Note, 2.625%, 8/15/20	10,213	10,823,390
U.S. Treasury Note, 3.50%, 2/15/18	23,282	25,028,150

Total U.S. Treasury Obligations (identified cost $72,051,709)		$72,930,481

Preferred Securities — 0.4%

Security	Shares	Value
Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.991%(1)(7)	1.30	$226,677

		$226,677

Insurance — 0.3%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(9)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,026,802

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.30%	Bank of America, N.A.	2/8/16	$5,000	$133,140
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.33%	Wells Fargo Bank, N.A.	1/11/16	8,900	207,317
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.50%	Wells Fargo Bank, N.A.	2/8/16	2,000	135,028
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	1/11/16	1,500	80,781

Total Interest Rate Swaptions Purchased (identified cost $687,335)				$556,266

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(5)(10)	$3,131	$3,130,540
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	3,123	3,122,991

Total Short-Term Investments (identified cost $6,253,531)		$6,253,531

Total Investments — 107.4% (identified cost $246,384,562)		$249,476,523

Other Assets, Less Liabilities — (7.4)%		$(17,105,887)

Net Assets — 100.0%		$232,370,636

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

AH4R	-	American Homes 4 Rent

AMCAR	-	AmeriCredit Automobile Receivables Trust

ARP	-	American Residential Properties Trust

BACM	-	Banc of America Commercial Mortgage Trust

BMWOT	-	BMW Vehicle Owner Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CAH	-	Colony American Homes

CARMX	-	CarMax Auto Owner Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CHAIT	-	Chase Issuance Trust

CNH	-	CNH Equipment Trust

COMM	-	Commercial Mortgage Trust

CRART	-	California Republic Auto Receivables Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DNKN	-	DB Master Finance LLC

DROT	-	Diamond Resorts Owner Trust

EFF	-	Enterprise Fleet Financing LLC

ESA	-	Extended Stay America Trust

FITAT	-	Fifth Third Auto Trust

FORDF	-	Ford Credit Floorplan Master Owner Trust

FORDR	-	Ford Credit Auto Owner Trust

GALC	-	Great America Leasing Receivables

GEEMT	-	GE Equipment Midticket LLC

GEET	-	GE Equipment Transportation LLC

GMALT	-	GM Financial Automobile Leasing Trust

HAROT	-	Honda Auto Receivables Owner Trust

HGVT	-	Hilton Grand Vacations Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MBALT	-	Mercedes-Benz Auto Lease Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NALT	-	Nissan Auto Lease Trust

NCUA	-	National Credit Union Administration

PPTT	-	Preferred Pass-Through Trust

SCFT	-	SpringCastle Funding Trust

SDART	-	Santander Drive Auto Receivables Trust

SRFC	-	Sierra Receivables Funding Co., LLC

TAOT	-	Toyota Auto Receivables Owner Trust

UBSCM	-	UBS Commercial Mortgage Trust

VWMT	-	Volkswagen Credit Auto Master Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $32,602,341 or 14.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at March 31, 2015.

(4)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $647 and $1,884, respectively.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2015.

(7)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Non-income producing security.

(10)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2015, the Portfolio loaned securities having a market value of $3,062,642 and received $3,130,540 of cash collateral for the loans.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$247,396,389

Gross unrealized appreciation	$4,623,904
Gross unrealized depreciation	(2,543,770)

Net unrealized appreciation	$2,080,134

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into financial futures contracts and interest rate swaptions.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $556,266.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$69,625,458	$—	$69,625,458
Agency Mortgage-Backed Securities	—	52,274,858	—	52,274,858
Collateralized Mortgage Obligations	—	936,443	—	936,443
Commercial Mortgage-Backed Securities	—	15,983,830	—	15,983,830
Asset-Backed Securities	—	28,234,284	—	28,234,284
Foreign Government Bonds	—	1,054,312	—	1,054,312
Foreign Government Agency Bonds	—	600,258	—	600,258
U.S. Treasury Obligations	—	72,930,481	—	72,930,481
Preferred Securities	—	1,026,802	—	1,026,802
Interest Rate Swaptions Purchased	—	556,266	—	556,266
Short-Term Investments	—	6,253,531	—	6,253,531
Total Investments	$—	$249,476,523	$—	$249,476,523

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective May 1, 2015, the name of Core Bond Portfolio was changed from Investment Grade Income Portfolio.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015